Cover	12 Months Ended
Jan. 27, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Build-A-Bear Workshop, Inc.
Entity Central Index Key	0001113809